AIMF SUP-3 031116

Statement of Additional Information Supplement dated March 11, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund	Invesco Global Small & Mid Cap Growth Fund
Invesco European Growth Fund	Invesco International Core Equity Fund
Invesco Global Growth Fund	Invesco International Growth Fund
Invesco Global Opportunities Fund	Invesco Select Opportunities Fund

The following information replaces the table in its entirety appearing under the heading “Trustee Ownership of Fund Shares as of December 31, 2015” in Appendix C of the Statement of Additional Information:

“Trustee Ownership of Fund Shares as of December 31, 2015

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan	Invesco International Growth Fund (Over $100,000) Invesco European Growth Fund (Over $100,000)	Over $100,000
Philip A. Taylor	None	$1 - $10,000
Independent Trustees
David C. Arch	Invesco International Growth Fund (Over $100,000)	Over $100,000
James T. Bunch	Invesco International Growth Fund (Over $100,000)	Over $100,000
Bruce L. Crockett

Invesco International Growth Fund ($1 - $10,000)

Invesco International Core Equity Fund ($50,001 - $100,000)

Invesco Asia Pacific Growth Fund (Over $100,000)

Invesco Global Small and Mid Cap Growth Fund (Over $100,000)

Over $100,000[3]
Albert R. Dowden	Invesco Asia Pacific Growth Fund ($1 - $10,000)	Over $100,000
Jack M. Fields	Invesco European Growth Fund (Over $100,000) Invesco Asia Pacific Growth Fund ($10,001 - $50,000) Invesco International Growth Fund (Over $100,000)	Over $100,000[3]
Eli Jones[4]	N/A	N/A
Prema Mathai-Davis	Invesco Asia Pacific Growth Fund (Over $100,000) Invesco International Growth Fund ($50,001 - $100,000) Invesco Global Opportunities Fund ($50,001 - $100,000)	Over $100,000[3]
Larry Soll	Invesco Global Small & Mid Cap Growth Fund ($50,001-$100,000)	Over $100,000
Raymond Stickel, Jr.	Invesco International Growth Fund (Over $100,000) Invesco European Growth Fund (Over $100,000)	Over $100,000
Robert C. Troccoli[4]	N/A	N/A
Suzanne H. Woolsey	None	$50,001 - $100,000

3	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested on one or more of the Invesco Funds.
4	The information in the table is provided as of December 31, 2015. Dr. Eli Jones and Mr. Robert C. Troccoli were appointed as trustees of the Trust effective January 29, 2016.”

AIMF SUP-3 031116